Acquisitions - Summary Of Briefly Describe the Company's Acquisition Activity (Parenthetical) (Detail) € in Millions, $ in Millions													12 Months Ended
	Dec. 18, 2020 USD ($)	Dec. 01, 2020 USD ($)	Sep. 01, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 EUR (€)	Jul. 19, 2019 USD ($)	Jul. 19, 2019 EUR (€)	Jul. 09, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Business Acquisition [Line Items]
Purchase consideration, net of cash acquired													$ 290.1	$ 55.7	$ 9.1
SunNuclear
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition	Dec. 18, 2020
Business acquisition, Percentage of voting interests acquired	100.00%
Purchase consideration, net of cash acquired	$ 258.1
Dosimetrics
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition		Dec. 01, 2020
Business acquisition, Percentage of voting interests acquired		100.00%
Purchase consideration, net of cash acquired		$ 3.0
Biodex
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition			Sep. 01, 2020
Business acquisition, Percentage of voting interests acquired			100.00%
Purchase consideration, net of cash acquired			$ 26.9
AWST
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition				Mar. 31, 2020	Mar. 31, 2020
Business acquisition, Percentage of voting interests acquired				100.00%	100.00%
Purchase consideration, net of cash acquired				$ 26.9	€ 24.5
Selmic
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition						Oct. 31, 2019	Oct. 31, 2019
Business acquisition, Percentage of voting interests acquired						100.00%	100.00%
Purchase consideration, net of cash acquired						$ 10.2	€ 9.1
Premium Analyse
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition								Jul. 19, 2019	Jul. 19, 2019
Business acquisition, Percentage of voting interests acquired								100.00%	100.00%
Purchase consideration, net of cash acquired								$ 8.9	€ 7.9
Capintec
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition										Jul. 09, 2019
Business acquisition, Percentage of voting interests acquired										100.00%
Purchase consideration, net of cash acquired										$ 14.5
NRG Dosimetry Services Group
Business Acquisition [Line Items]
Business acquisition, Effective date of acquisition											Oct. 31, 2018	Oct. 31, 2018
Business acquisition, Percentage of voting interests acquired											100.00%	100.00%
Purchase consideration, net of cash acquired											$ 9.1	€ 7.8